Other Financial Information	12 Months Ended
Dec. 31, 2015
OTHER FINANCIAL INFORMATION [Abstract]
OTHER FINANCIAL INFORMATION
NOTE 24: OTHER FINANCIAL INFORMATION

The Company's 2019 Notes, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2019 Notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.

The Company revised the classification of certain amounts in its consolidated balance sheet, for the year ended December 31, 2014. See Note 2(a) “Change in Accounting Principle” for amounts reclassified.

      These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive loss for the year ended December 31, 2015
Revenue	$—	$229,772	$251,048	$—	$480,820
Administrative fee revenue from affiliates	—	16,177	—	—	16,177
Time charter, voyage and logistics business expenses	—	(177,507)	(70,375)	—	(247,882)
Direct vessel expenses	—	(46,142)	(82,026)	—	(128,168)
General and administrative expenses incurred on behalf of affiliates	—	(16,177)	—	—	(16,177)
General and administrative expenses	(7,435)	(12,740)	(14,008)	—	(34,183)
Depreciation and amortization	(2,769)	(89,572)	(27,969)	—	(120,310)
Interest expense and finance cost, net	(72,924)	(11,344)	(26,513)	—	(110,781)
Other expense, net	(60)	(18,671)	(11,470)	—	(30,201)
Loss before equity in net earnings of affiliated companies	(83,188)	(126,204)	18,687	—	(190,705)
Loss from subsidiaries	(105,102)	14,194	—	90,908	—
Equity in net earnings of affiliated companies	54,178	5,326	1,980	—	61,484
Loss before taxes	(134,112)	(106,684)	20,667	90,908	(129,221)
Income tax benefit/ (expense)	—	(397)	3,551	—	3,154
Net loss	(134,112)	(107,081)	24,218	90,908	(126,067)
Less: Net income attributable to the noncontrolling interest	—	—	(8,045)	—	(8,045)
Net loss attributable to Navios Holdings common stockholders	$(134,112)	$(107,081)	$16,173	$90,908	$(134,112)

Other Comprehensive income
Unrealized holding loss on investments in available-for-sale securities	$(1,649)	$(1,649)	$—	$1,649	$(1,649)
Reclassification to earnings	1,782	1,782	—	(1,782)	1,782
Total other comprehensive income	$133	$133	$—	$(133)	$133
Total comprehensive loss	$(133,979)	$(106,948)	$24,218	$90,775	$(125,934)
Comprehensive (income)/loss attributable to noncontrolling interest	—	—	(8,045)	—	(8,045)
Total comprehensive loss attributable to Navios Holdings common stockholders	$(133,979)	$(106,948)	$16,173	$90,775	$(133,979)

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the year ended December 31, 2014
Revenue	$—	$300,242	$268,774	$—	$569,016
Administrative fee revenue from affiliates	—	14,300	—	—	14,300
Time charter, voyage and logistics business expenses	—	(157,640)	(105,664)	—	(263,304)
Direct vessel expenses	—	(52,039)	(78,025)	—	(130,064)
General and administrative expenses incurred on behalf of affiliates	—	(14,300)	—	—	(14,300)
General and administrative expenses	(10,343)	(20,483)	(14,764)	—	(45,590)
Depreciation and amortization	(2,811)	(76,792)	(25,087)	—	(104,690)
Interest expense and finance cost, net	(73,272)	(7,327)	(27,546)	—	(108,145)
Loss on bond extinguishment	—	—	(27,281)	—	(27,281)
Other income/(expense), net	72	(2,357)	(7,388)	—	(9,673)
Loss before equity in net earnings of affiliated companies	(86,354)	(16,396)	(16,981)	—	(119,731)
Loss from subsidiaries	(17,418)	(10,662)	—	28,080	—
Equity in net earnings of affiliated companies	47,569	6,555	3,627	—	57,751
Loss before taxes	(56,203)	(20,503)	(13,354)	28,080	(61,980)
Income tax (expense)/benefit	—	(360)	276	—	(84)
Net loss	(56,203)	(20,863)	(13,078)	28,080	(62,064)
Less: Net (income)/loss attributable to the noncontrolling interest	—	(182)	6,043	—	5,861
Net loss attributable to Navios Holdings common stockholders	$(56,203)	$(21,045)	$(7,035)	$28,080	$(56,203)

Other Comprehensive loss
Unrealized holding loss on investments in available-for-sale securities	$(959)	$(959)	$—	$959	$(959)
Reclassification to earnings	11,553	11,553	—	(11,553)	11,553
Total other comprehensive income	$10,594	$10,594	$—	$(10,594)	$10,594

Total comprehensive loss	$(45,609)	$(10,269)	$(13,078)	$17,486	$(51,470)
Comprehensive (income)/loss attributable to noncontrolling interest	—	(182)	6,043	—	5,861
Total comprehensive loss attributable to Navios Holdings common stockholders	$(45,609)	$(10,451)	$(7,035)	$17,486	$(45,609)

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the year ended December 31, 2013
Revenue	$—	$275,195	$237,084	$—	$512,279
Administrative fee revenue from affiliates	—	7,868	—	—	7,868
Time charter, voyage and logistics business expenses	—	(159,225)	(85,187)	—	(244,412)
Direct vessel expenses	—	(37,969)	(76,105)	—	(114,074)
General and administrative expenses incurred on behalf of affiliates	—	(7,868)	—	—	(7,868)
General and administrative expenses	(8,261)	(21,756)	(14,617)	—	(44,634)
Depreciation and amortization	(2,811)	(71,959)	(23,354)	—	(98,124)
Interest expense and finance cost, net	(76,227)	(7,350)	(24,929)	—	(108,506)
Loss on bond and debt extinguishment	(37,136)	—	—	—	(37,136)
Loss on derivatives	—	(260)	—	—	(260)
Gain on sale of assets	—	—	18	—	18
Other income/(expense), net	10	13,578	(7,634)	—	5,954
(Loss)/income before equity in net earnings of affiliated companies	(124,425)	(9,746)	5,276	—	(128,895)
Income from subsidiaries	6,320	6,202	—	(12,522)	—
Equity in net earnings of affiliated companies	9,042	7,245	3,057	—	19,344
(Loss)/income before taxes	(109,063)	3,701	8,333	(12,522)	(109,551)
Income tax (expense)/benefit	—	(294)	4,554	—	4,260
Net (loss)/income	(109,063)	3,407	12,887	(12,522)	(105,291)
Less: Net income attributable to the noncontrolling interest	—	(145)	(3,627)	—	(3,772)
Net (loss)/income attributable to Navios Holdings common stockholders	$(109,063)	$3,262	$9,260	$(12,522)	$(109,063)

Other Comprehensive loss
Unrealized holding loss on investments in available-for-sale securities	$(10,614)	$(10,614)	$—	$10,614	$(10,614)
Total other comprehensive loss	$(10,614)	$(10,614)	$—	$10,614	$(10,614)

Total comprehensive (loss)/income	$(119,677)	$(7,207)	$12,887	$(1,908)	$(115,905)
Comprehensive income attributable to noncontrolling interest	—	(145)	(3,627)	—	(3,772)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(119,677)	$(7,352)	$9,260	$(1,908)	$(119,677)

Balance Sheet as of December 31, 2015	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$34,152	$47,753	$81,507	$—	$163,412
Restricted cash	—	13,480	—	—	13,480
Accounts receivable, net	—	38,716	26,097	—	64,813
Intercompany receivables	10,360	38,108	74,573	(123,041)	—
Due from affiliate companies	4,833	7,836	—	—	12,669
Prepaid expenses and other current assets	3	36,580	12,002	—	48,585
Total current assets	49,348	182,473	194,179	(123,041)	302,959
Deposits for vessels, port terminals and other fixed assets	—	29,695	44,254	—	73,949
Vessels, port terminals and other fixed assets, net	—	1,396,101	427,860	—	1,823,961
Investments in subsidiaries	1,636,433	285,726	—	(1,922,159)	—
Investments in available-for-sale securities	—	5,173	—	—	5,173
Investments in affiliates	356,797	13,028	11,921	—	381,746
Loan receivable from affiliate companies	—	16,474	—	—	16,474
Other long-term assets	—	21,325	22,433	—	43,758
Goodwill and other intangibles	86,793	52,829	171,171	—	310,793
Total non-current assets	2,080,023	1,820,351	677,639	(1,922,159)	2,655,854
Total assets	$2,129,371	$2,002,824	$871,818	$(2,045,200)	$2,958,813

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$363	$45,913	$26,329	$—	$72,605
Accrued expenses and other liabilities (including related party)	33,244	54,451	15,400	—	103,095
Deferred income and cash received in advance	—	6,267	7,225	—	13,492
Intercompany payables	123,041	—	—	(123,041)	—
Due to affiliate companies	—	17,791	—	—	17,791
Current portion of capital lease obligations	—	—	2,929	—	2,929
Current portion of long-term debt	—	16,875	69	—	16,944
Total current liabilities	156,648	141,297	51,952	(123,041)	226,856
Long-term debt, net of current portion	983,763	213,102	367,499	—	1,564,364
Capital lease obligations, net of current portion	—	—	17,720	—	17,720
Unfavorable lease terms	—	7,526	—	—	7,526
Other long-term liabilities (including related party) and deferred income	—	19,360	1,518	—	20,878
Deferred tax liability	—	—	10,917	—	10,917
Total non-current liabilities	983,763	239,988	397,654	—	1,621,405
Total liabilities	1,140,411	381,285	449,606	(123,041)	1,848,261
Noncontrolling interest	—	—	121,592	—	121,592
Total Navios Holdings stockholders' equity	988,960	1,621,539	300,620	(1,922,159)	988,960
Total liabilities and stockholders' equity	$2,129,371	$2,002,824	$871,818	$(2,045,200)	$2,958,813

Balance Sheet as of December 31, 2014	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$98,539	$77,085	$71,932	$—	$247,556
Restricted cash	—	2,564	—	—	2,564
Accounts receivable, net	—	56,265	29,316	—	85,581
Intercompany receivables	23,567	—	71,442	(95,009)	—
Due from affiliate companies	4,638	22,558	—	—	27,196
Prepaid expenses and other current assets	2	31,179	23,053	—	54,234
Total current assets	126,746	189,651	195,743	(95,009)	417,131
Deposits for vessels, port terminals and other fixed assets	—	22,140	23,225	—	45,365
Vessels, port terminals and other fixed assets, net	—	1,467,518	443,625	—	1,911,143
Investments in subsidiaries	1,622,239	271,532	—	(1,893,771)	—
Investments in available-for-sale securities	—	6,701	—	—	6,701
Investments in affiliates	331,130	548	12,775	—	344,453
Long-term receivable from affiliate companies	—	9,625	—	—	9,625
Loan receivable from affiliate companies	—	7,791	—	—	7,791
Other long-term assets	—	6,920	28,740	—	35,660
Goodwill and other intangibles	89,562	85,273	174,993	—	349,828
Total non-current assets	2,042,931	1,878,048	683,358	(1,893,771)	2,710,566
Total assets	$2,169,677	$2,067,699	$879,101	$(1,988,780)	$3,127,697

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$591	$18,399	$34,847	$—	$53,837
Accrued expenses and other liabilities	33,099	49,363	24,858	—	107,320
Deferred income and cash received in advance	—	6,263	6,182	—	12,445
Intercompany payables	—	93,226	1,783	(95,009)	—
Current portion of capital lease obligations	—	—	1,449	—	1,449
Current portion of long-term debt	—	23,214	69	—	23,283
Total current liabilities	33,690	190,465	69,188	(95,009)	198,334
Long-term debt, net of current portion	983,024	231,193	375,390	—	1,589,607
Capital lease obligations, net of current portion	—	—	20,911	—	20,911
Unfavorable lease terms	—	22,141	—	—	22,141
Other long-term liabilities and deferred income	—	14,574	2,885	—	17,459
Deferred tax liability	—	—	12,735	—	12,735
Total non-current liabilities	983,024	267,908	411,921	—	1,662,853
Total liabilities	1,016,714	458,373	481,109	(95,009)	1,861,187
Noncontrolling interest	—	—	113,547	—	113,547
Total Navios Holdings stockholders' equity	1,152,963	1,609,326	284,445	(1,893,771)	1,152,963
Total liabilities and stockholders' equity	$2,169,677	$2,067,699	$879,101	$(1,988,780)	$3,127,697

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the year ended December 31, 2015	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(49,544)	$48,038	$44,984	$—	$43,478

Cash flows from investing activities
Acquisition of investments in affiliates	(14,668)	(6,650)	(1,528)	—	(22,846)
Loan to affiliate company	—	(7,327)	—	—	(7,327)
Decrease in long-term receivable from affiliate companies	—	10,351	—	—	10,351
Dividends from affiliate companies	18,244	—	—	—	18,244
Deposits for vessels, port terminals and other fixed assets	—	(7,555)	(19,158)	—	(26,713)
Purchase of property, equipment and other fixed assets	—	(327)	(7,881)	—	(8,208)
Net cash provided by/(used in) in investing activities	3,576	(11,508)	(28,567)	—	(36,499)

Cash flows from financing activities
Transfer (to)/from other group subsidiaries	17,183	(18,711)	1,528	—	—
Debt issuance costs	—	(50)	—	—	(50)
Repayment of long-term debt and payment of principal	—	(35,987)	(69)	—	(36,056)
Acquisition of treasury stock	(252)	—	—	—	(252)
Dividends paid	(35,350)	—	—	—	(35,350)
Increase in restricted cash	—	(11,114)	—	—	(11,114)
Payment for acquisition of intangible asset	—	—	(6,800)	—	(6,800)
Payments of obligations under capital leases	—	—	(1,501)	—	(1,501)
Net cash used in financing activities	(18,419)	(65,862)	(6,842)	—	(91,123)
Increase/(decrease) in cash and cash equivalents	(64,387)	(29,332)	9,575	—	(84,144)
Cash and cash equivalents, beginning of year	98,539	77,085	71,932	—	247,556
Cash and cash equivalents, end of year	$34,152	$47,753	$81,507	$—	$163,412

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the year ended December 31, 2014	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(9,357)	$52,664	$13,016	$—	$56,323

Cash flows from investing activities
Acquisition of investments in affiliates	—	—	(2,233)	—	(2,233)
Loan to affiliate company	—	(4,465)	—	—	(4,465)
Increase in long-term receivable from affiliate companies	—	(5,087)	—	—	(5,087)
Dividends from affiliate companies	14,595	—	—	—	14,595
Deposits for vessels, port terminals and other fixed assets	—	(22,112)	(23,225)	—	(45,337)
Acquisition of intangible assets	—	—	(10,200)	—	(10,200)
Acquisition of vessels	—	(123,541)	—	—	(123,541)
Purchase of property, equipment and other fixed assets	(15)	(172)	(68,433)	—	(68,620)
Net cash provided by/(used in) in investing activities	14,580	(155,377)	(104,091)	—	(244,888)

Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(71,968)	69,731	2,237	—	—
Issuance of common stock	643	—	—	—	643
Net proceeds from issuance of preferred stock	163,602	—	—	—	163,602
Proceeds from long-term loans, net of debt issuance costs	—	71,027	—	—	71,027
Proceeds from issuance of senior notes, net of debt issuance costs	—	—	365,668	—	365,668
Repayment of long-term debt and payment of principal	—	(20,692)	(69)	—	(20,761)
Repayment of senior notes	—	—	(290,000)	—	(290,000)
Contribution from noncontrolling shareholders	—	3,484	—	—	3,484
Dividends paid	(32,730)	—	—	—	(32,730)
Increase in restricted cash	—	(355)	—	—	(355)
Acquisition of noncontrolling interest	—	(10,889)	—	—	(10,889)
Payments of obligations under capital leases	—	—	(1,399)	—	(1,399)
Net cash provided by financing activities	59,547	112,306	76,437	—	248,290
Increase/(decrease) in cash and cash equivalents	64,770	9,593	(14,638)	—	59,725
Cash and cash equivalents, beginning of year	33,769	67,492	86,570	—	187,831
Cash and cash equivalents, end of year	$98,539	$77,085	$71,932	$—	$247,556

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the year ended December 31, 2013	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(58,695)	$105,317	$13,127	$—	$59,749

Cash flows from investing activities
Acquisition of investments in affiliates	(160,001)	(4,750)	(3,168)	—	(167,919)
Acquisition of intangible assets	—	—	(2,092)	—	(2,092)
(Increase)/decrease in long-term receivable from affiliate companies	(4,065)	18,973	—	—	14,908
Loan to affiliate company	—	(2,660)	—	—	(2,660)
Loan repayment from affiliate company	35,000	—	—	—	35,000
Dividends from affiliate companies	10,126	—	—	—	10,126
Deposits for vessels, port terminals and other fixed assets	—	—	(31,398)	—	(31,398)
Acquisition of vessels	—	(85,699)	—	—	(85,699)
Purchase of property, equipment and other fixed assets	—	(839)	(27,998)	—	(28,837)
Net cash used in investing activities	(118,940)	(74,975)	(64,656)	—	(258,571)

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	42,562	(47,099)	4,537	—	—
Issuance of common stock	551	—	—	—	551
Proceeds from issuance of ship mortgage and senior notes including premium, net of debt issuance costs	635,291	—	90,195	—	725,486
Proceeds from long-term loans, net of debt issuance costs	—	50,345	—	—	50,345
Repayment of long-term debt and payment of principal	(46,086)	(111,073)	(69)	—	(157,228)
Repayment of ship mortgage notes	(488,000)	—	—	—	(488,000)
Contribution from noncontrolling shareholders	—	3,905	—	—	3,905
Acquisition of noncontrolling interest	—	—	(750)	—	(750)
Decrease in restricted cash	14,278	7,956	—	—	22,234
Payments of obligations under capital leases	—	—	(1,353)	—	(1,353)
Dividends paid	(26,405)	—	—	—	(26,405)
Net cash provided by/(used in) financing activities	132,191	(95,966)	92,560	—	128,785
(Decrease)/increase in cash and cash equivalents	(45,444)	(65,624)	41,031	—	(70,037)
Cash and cash equivalents, beginning of year	79,213	133,116	45,539	—	257,868
Cash and cash equivalents, end of year	$33,769	$67,492	$86,570	$—	$187,831